SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property, plant and equipment	Depreciation and amortization expense are recognized using the straight-line method over the estimated useful lives of each respective asset category as follows:

Estimated
Useful Life
Building and improvements	25 years
Molds and dyes	5 – 10 years
Machinery and equipment (including computer equipment and software)	3 – 10 years
Furniture and fixtures	5 – 7 years
Vehicles	5 years

Schedule of weighted-average estimated useful lives of finite lived intangible assets

The Company amortizes its definite-lived intangible assets using the straight-line method. The weighted-average estimated useful lives (in years) of the Company’s definite-lived intangible assets are as follows (see Note 6):

Estimated
Asset	Useful Life
Patented technology	5 – 10 years
Trade names and trademarks	9 – 25 years
Pool designs	14 years
Franchise relationships	4 years
Dealer relationships	5 – 15 years
Non-competition agreements	5 years